Stockholders' deficit, Options Granted and Outstanding (FY) (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		12 Months Ended
	May 06, 2019	Mar. 31, 2020	Mar. 31, 2019	Dec. 31, 2019	Dec. 31, 2018
Total number of options [Roll Forward]
Legacy options (in shares)		7,791,833	38,462	38,462
Acquired (in shares)				5,250,000
Granted (in shares)				2,503,371
Options outstanding (in shares)				7,791,833	38,462
Weighted average exercise price [Abstract]
Legacy options (in dollars per share)		$ 1.85	$ 6.76	$ 6.76
Acquired (in dollars per share)				1.82
Granted (in dollars per share)				1.83
Vested during period (in dollars per share)				1.89
Options outstanding (in dollars per share)				$ 1.85	$ 6.76
Vested options, number [Abstract]
Legacy options (in shares)		2,716,791	38,462	38,462
Acquired (in shares)				0
Granted (in shares)				0
Vested during period (in shares)				2,678,329
Options outstanding (in shares)				2,716,791	38,462
Vested options, weighted average exercise price (in dollars per share)				$ 1.89
Vested options, weighted average remaining contractual term				9 years 3 months 18 days
Vested options, aggregate intrinsic value				$ 2,357
Nonvested options, number [Roll Forward]
Legacy options (in shares)		5,075,042	0	0
Acquired (in shares)				5,250,000
Granted (in shares)				2,503,371
Vested during period (in shares)				(2,678,329)
Options outstanding (in shares)				5,075,042	0
Options expected to vest (in shares)				5,075,042
Non-vested options, weighted average exercise price (in dollars per share)				$ 1.82
Non-vested options, weighted average remaining contractual term				9 years 7 months 6 days
Non-vested options, aggregate intrinsic value				$ 4,448
Weighted average grant date fair value [Abstract]
Legacy options (in dollars per share)		$ 0.97	$ 8.06	$ 8.06
Acquired (in dollars per share)				0.92
Granted (in dollars per share)				0.97
Vested during period (in dollars per share)				1.02
Outstanding options (in dollars per share)				$ 0.97	$ 8.06
Share-based compensation expense		$ 2,500	$ 200
Estimated term				3 years
Stock Options [Member]
Total number of options [Roll Forward]
Granted (in shares)		100,000	0		38,462
Weighted average exercise price [Abstract]
Granted (in dollars per share)					$ 6.76
Nonvested options, number [Roll Forward]
Granted (in shares)		100,000	0		38,462
2019 Incentive Award Plan [Member]
Total number of options [Roll Forward]
Legacy options (in shares)		7,753,371	164,356	164,356
Options outstanding (in shares)				7,753,371	164,356
2019 Incentive Award Plan [Member] | Stock Options [Member]
Total number of options [Roll Forward]
Legacy options (in shares)			164,356	164,356
Granted (in shares)	2,503,371
Options outstanding (in shares)					164,356
Vested options, number [Abstract]
Legacy options (in shares)		912,917
Options outstanding (in shares)				912,917
Vested options, weighted average remaining contractual term					1 year 9 months 18 days
Nonvested options, number [Roll Forward]
Granted (in shares)	2,503,371
Weighted average grant date fair value [Abstract]
Share-based compensation expense				$ 10,300	$ 400
Incremental share-based compensation related to option re-pricing				$ 600
Estimated term				3 years
Dividend yield				0.00%
Risk-free rate, minimum				1.41%
Risk-free rate, maximum				2.39%
Volatility, minimum				55.00%
Volatility, maximum				62.10%
2019 Incentive Award Plan [Member] | Stock Options [Member] | Minimum [Member]
Weighted average grant date fair value [Abstract]
Award exercise period				5 years
Exercise price (in dollars per share)				$ 1.82
2019 Incentive Award Plan [Member] | Stock Options [Member] | Maximum [Member]
Weighted average grant date fair value [Abstract]
Award exercise period				10 years
Exercise price (in dollars per share)				$ 2.70